Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Sunrun Inc. (the “Company”)

Deutsche Bank Securities Inc. (the “Structuring Agent”)

(together, the “Specified Parties”)

Re: Sunrun Julius Issuer 2023-2, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Sunrun 2023-2 - Data Tape (2023.08.23).xlsb,” provided by the Company on August 23, 2023, containing information on 60,136 solar assets (the “Solar Assets”) as of June 30, 2023 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Sunrun Julius Issuer 2023-2, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively, unless otherwise stated.

•

The term “Solar Asset Contracts” means the solar power service agreement, solar facility addendum contract, solar lease agreement, PV designer report, PV plan set report, change order documentation, and/or lease agreement disclosure thereto. The Solar Asset Contracts were represented by the Company to be either the original Solar Asset Contracts, a copy of the original Solar Asset Contracts, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these contracts or the execution of the Solar Asset Contracts by the signor.

•

The term “PTO Notification” means the notice provided by the Company identifying the date on which the utility provider confirmed the Selected Asset (defined below) was granted permission-to-operate (PTO) on the electrical grid.

•

The term “PTO Screenshots” means extracts from Company’s servicing system identifying the date on which a Selected Asset was granted permission-to-operate (PTO) on the electrical grid provided by the Company on August 2, 2023.

•	The term “PTO Support” means the PTO Notification and PTO Screenshots.

•

The term “FICO & ACH Support” means two electronic data files entitled “FICO + ACH Snowflake Output v2.csv,” and “FICO + ACH Snowflake Output v3.csv,” containing credit report scores and billing type information associated with each Selected Asset provided by the Company on July 24, 2023 and August 24, 2023, respectively.

•	The term “PBI Support” means performance-based incentive contracts associated with each applicable Selected Asset provided by the Company on July 25, 2023, July 27, 2023, and August 9, 2023.

•	The term “Source Documents” means the Solar Asset Contracts, PTO Support, FICO & ACH Support, and PBI Support.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 300 Solar Assets from the Data File (the “Selected Assets”). The Company informed us to exclude Solar Assets where the “Excess” column in the Data File contains a value of “1” which represent Excess Solar Assets. A listing of the Selected Assets is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Solar Assets we were instructed to randomly select from the Data File.

B.

For each Selected Asset, we compared or recomputed the specified attributes in the Data File listed in the table below to or using the corresponding information included in the Source Documents listed in the Provided Information column below, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents, utilizing the Instructions as applicable, constituted an exception. The Source Documents and Instructions are listed in the order of priority.

Attribute	Provided Information

Contract ID	Solar Asset Contracts

State	Solar Asset Contracts

System Size (kW)	Solar Asset Contracts

Estimated Solar Generation Year 1 (kWh)	Solar Asset Contracts

Customer Agreement Term (Years)	Solar Asset Contracts

2

Attribute	Provided Information

Product Type	Solar Asset Contracts

Billing Type	Solar Asset Contracts

Panel Manufacturer	Solar Asset Contracts

Utility Company	Solar Asset Contracts, Instructions

Total Monthly Payment Year 1 (Lease & Balanced PPAs)	Solar Asset Contracts, Instructions

$/kWh Rate Year 1 (Generation PPAs)	Solar Asset Contracts, Instructions

Annual Escalator (%)	Solar Asset Contracts, Instructions

Performance Guarantee %	Solar Asset Contracts, Instructions

PeGu Payout Frequency	Solar Asset Contracts, Instructions

Inverter Manufacturer	Solar Asset Contracts, Instructions

Battery Manufacturer	Solar Asset Contracts, Instructions

Cumulative Guaranteed Production kWh (Year 20)	Solar Asset Contracts, Instructions

Cumulative Guaranteed Production kWh (Year 25)	Solar Asset Contracts, Instructions

ACH (Y/N)	FICO & ACH Support

Current FICO	FICO & ACH Support, Instructions

PBI Rate ($/kWh)	PBI Support, Instructions

PBI Term (Years)	PBI Support, Instructions

Actual & Estimated PTO Date	PTO Support, Instructions

Balanced or Generation (PPA Type)	Instructions

Remaining Term of Contract (Months)	Instructions

We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

3

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Solar Assets, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Solar Assets being securitized, (iii) the compliance of the originator of the Solar Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California

September 5, 2023

4

Exhibit A

Instructions

Number	Attribute	Instructions
1.	Utility Company

For Selected Assets with a Data File value of “NV Energy North” or “NV Energy South,” consider the attribute to be in agreement if the Solar Asset Contract value is “NV Energy.”

For Selected Assets with a Data File value of “CL&P,” consider the attribute to be in agreement if the Solar Asset Contract value is “Eversource.” Eversource is parent company of CL&P.

For Selected Assets with a Data File value of “FPL,” consider the attribute to be in agreement if the Solar Asset Contract value is “FP&L.”

2.	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	Do not perform this procedure for Selected Assets with a Billing Type of “Prepaid” or Balanced or Generation (PPA Type) of “Generation.”

3.	$/kWh Rate Year 1 (Generation PPAs)	Do not perform this procedure for Selected Assets with a Balanced or Generation (PPA Type) of either “0” or “Balanced.”

4.	Annual Escalator (%)	For Selected Assets if annual escalator percentage is not included in the Solar Asset Contracts, consider the attribute to be in agreement if Data File value is 0.

5.	Performance Guarantee %	For Selected Assets for which the performance guarantee percentage is not included in the Solar Asset Contracts or the Solar Asset Contract value does not match the Data File value, recompute as year 1 guaranteed production divided by year 1 estimated generation provided in the Solar Asset Contracts.

6.	PeGu Payout Frequency	Do not perform this procedure for Selected Assets if the Performance Guarantee % is 0.

7.	Inverter Manufacturer	For Selected Assets with a Data File value of “ABB” or “Power-One,” consider the attribute to be in agreement if the Source Document value is “Power-One” or “ABB.” ABB acquired Power-One in July 2013.

8.	Battery Manufacturer	Do not perform this procedure for Selected Assets if the Number of Batteries is 0.

9.	Cumulative Guaranteed Production kWh (Year 20)

Do not perform this procedure for Selected Assets with a Customer Agreement Term (Years) of 25.

Consider the attribute to be in agreement if it is within the range of -2% to 15% of the Source Document value.

10.	Cumulative Guaranteed Production kWh (Year 25)

Do not perform this procedure for Selected Assets with a Customer Agreement Term (Years) of 20.

Consider the attribute to be in agreement if it is within the range of -2% to 15% of the Source Document value.

11.	Current FICO	Do not perform this procedure for Selected Assets with a Data File value of “FICO Unavailable” or Billing Type of “Prepaid.”

A-1

Exhibit A

Instructions

Number	Attribute	Instructions

12.	PBI Rate ($/kWh)	Round PBI Support value to 3 decimal places. Do not perform this procedure for Selected Assets with a PBI Rate of $0.

13.	PBI Term (Years)	Do not perform this procedure for Selected Assets with a PBI Rate of $0.

14.	Actual & Estimated PTO Date

For Selected Assets for which the Actual PTO Date is not populated, consider the attribute to be in agreement if the Data File value is September 30, 2023.

Consider the attribute to be in agreement if it is within 15 days of the Data File value.

15.	Balanced or Generation (PPA Type)

Do not perform this procedure for Selected Assets with a Billing Type of “Prepaid” or Product Type of “Lease.”

For Selected Assets with a Total Monthly Payment Year 1 (Lease & Balanced PPAs) of $0, consider the attribute to be in agreement if the Data File value is “Generation.”

For Selected Assets with a Total Monthly Payment Year 1 (Lease & Balanced PPAs) not equal to $0, consider the attribute to be in agreement if the Data File value is “Balanced.”

16.	Remaining Term of Contract (Months)

Recompute as the difference between Customer Agreement Term (Years) and Seasoning (Months). Recompute Seasoning (Months) as the difference between the Actual & Estimated PTO Date and June 30, 2023.

Consider the attribute to be in agreement if it is within 1 month of the Data File value.

A-2

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
1	1001999***	41	1212706***	81	1426718***
2	1014683***	42	1214668***	82	1437594***
3	1017843***	43	1223816***	83	1442203***
4	1022944***	44	1228506***	84	1443039***
5	1033832***	45	1242776***	85	1447088***
6	1034676***	46	1249468***	86	1451589***
7	1036513***	47	1249706***	87	1455716***
8	1037120***	48	1253815***	88	1460816***
9	1041020***	49	1255108***	89	1462387***
10	1044634***	50	1255934***	90	1464816***
11	1045165***	51	1256725***	91	1470654***
12	1047068***	52	1257633***	92	1473690***
13	1058038***	53	1276388***	93	1476578***
14	1058995***	54	1293046***	94	1495039***
15	1065298***	55	1304095***	95	1508691***
16	1066460***	56	1307034***	96	1509236***
17	1074901***	57	1308760***	97	1510342***
18	1107802***	58	1317454***	98	1511365***
19	1109083***	59	1318105***	99	1511574***
20	1109711***	60	1331356***	100	1518295***
21	1123609***	61	1331795***	101	1519147***
22	1140438***	62	1339470***	102	1533564***
23	1141908***	63	1344755***	103	1540324***
24	1149492***	64	1346033***	104	1559068***
25	1154828***	65	1349771***	105	1570373***
26	1155121***	66	1355673***	106	1572538***
27	1159169***	67	1357397***	107	1576700***
28	1162879***	68	1366226***	108	1597319***
29	1167679***	69	1369823***	109	1598882***
30	1172570***	70	1379663***	110	1603071***
31	1175923***	71	1391146***	111	1605767***
32	1177659***	72	1397920***	112	1607496***
33	1185818***	73	1406149***	113	1612365***
34	1186069***	74	1406797***	114	1617337***
35	1187979***	75	1408562***	115	1627420***
36	1195370***	76	1414936***	116	1634294***
37	1201154***	77	1417386***	117	1642330***
38	1204649***	78	1421346***	118	1643237***
39	1206958***	79	1424953***	119	1649510***
40	1209976***	80	1426667***	120	1659694***

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
121	1666713***	161	1826081***	201	2056948***
122	1670864***	162	1830915***	202	2059079***
123	1674234***	163	1859226***	203	2059959***
124	1678397***	164	1859790***	204	2067321***
125	1683315***	165	1860229***	205	2072886***
126	1684160***	166	1872864***	206	2074803***
127	1686657***	167	1887307***	207	2086988***
128	1692509***	168	1887516***	208	2089794***
129	1694710***	169	1888230***	209	2097389***
130	1713020***	170	1892419***	210	2101033***
131	1717048***	171	1897331***	211	2102683***
132	1723990***	172	1902042***	212	2104251***
133	1736024***	173	1915486***	213	2113570***
134	1736833***	174	1932280***	214	2113651***
135	1738673***	175	1932758***	215	2113831***
136	1740951***	176	1940774***	216	2117317***
137	1744309***	177	1946592***	217	2120079***
138	1756025***	178	1961049***	218	2128217***
139	1761586***	179	1977664***	219	2129577***
140	1764912***	180	1982621***	220	2132630***
141	1768232***	181	1982941***	221	2135767***
142	1770411***	182	1989129***	222	2142000***
143	1772756***	183	1991903***	223	2145989***
144	1772913***	184	1993858***	224	3000008***
145	1774126***	185	1999094***	225	3000010***
146	1786967***	186	2001114***	226	3000010***
147	1790197***	187	2010348***	227	3000020***
148	1790576***	188	2016969***	228	3000052***
149	1793703***	189	2027291***	229	3000052***
150	1794871***	190	2029716***	230	3000068***
151	1797623***	191	2030286***	231	3000069***
152	1800717***	192	2031166***	232	3000070***
153	1801553***	193	2038423***	233	3000076***
154	1801946***	194	2039970***	234	3000080***
155	1806246***	195	2042868***	235	3000087***
156	1812504***	196	2047759***	236	3000095***
157	1817820***	197	2048667***	237	3000105***
158	1821305***	198	2048896***	238	3000122***
159	1823259***	199	2051207***	239	3000136***
160	1825158***	200	2054288***	240	3000142***

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
241	3000143***	271	3000420***
242	3000146***	272	3000429***
243	3000154***	273	3000443***
244	3000170***	274	3000444***
245	3000180***	275	3000446***
246	3000197***	276	3000466***
247	3000198***	277	3000466***
248	3000201***	278	3000468***
249	3000203***	279	3000482***
250	3000204***	280	3000502***
251	3000213***	281	3000517***
252	3000216***	282	3000531***
253	3000219***	283	3000539***
254	3000227***	284	3000552***
255	3000231***	285	3000561***
256	3000236***	286	3000571***
257	3000247***	287	3000585***
258	3000281***	288	3000592***
259	3000288***	289	3000619***
260	3000294***	290	3000653***
261	3000296***	291	3000662***
262	3000319***	292	3000674***
263	3000346***	293	3000685***
264	3000357***	294	3000736***
265	3000358***	295	3000871***
266	3000387***	296	3000911***
267	3000395***	297	3000931***
268	3000396***	298	3000958***
269	3000396***	299	3001160***
270	3000415***	300	16551443479***

Exhibit C

Exceptions

Selected Asset Number	Contract ID		Attribute	Per Data File	Per Provided Information
17	1074901	***	System Size (kW)	21.06	17.94
225	3000010	***	PBI Rate ($/kWh)	0.04312	0.07176

C-1